Goodwill - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Goodwill [Line Items]
Goodwill	$ 143,921		$ 143,921		¥ 1,755,970	¥ 989,530	¥ 989,530	¥ 1,755,970
Impairment losses of goodwill		¥ 0		¥ 766,440	0
Hosting and Related Services
Goodwill [Line Items]
Goodwill					989,530
Impairment losses of goodwill | $	$ 0		$ 0
Managed Network Services [Member]
Goodwill [Line Items]
Goodwill					¥ 766,440